Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes And Deferred Taxes [Abstract]
Disclosure of Expiry of Tax Loss Carryforwards
The following table shows the expiry of tax loss carry forwards for the Company, for which no deferred tax asset was recognized:

in CHF thousands	2024	2023
2027	(29,566)	(29,566)
2028	(58,632)	(58,632)
2030	(56,285)	(56,285)
2031	(50,643)	—
Total tax loss carry forwards as at December 31	(195,126)	(144,483)